The Company and Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Trade accounts receivable	$ 3,037,274	$ 3,019,424
Other current assets	351,615	389,020
Goodwill	11,658,187	11,421,889	9,186,650
Equity	9,234,564	8,942,506
Revenue	14,609,727	13,800,282	12,570,515
Funding provided to VIEs through loans and accounts receivable	(150,300)	(146,500)
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Trade accounts receivable	102,549	99,061
Other current assets	59,695	57,741
Property, plant and equipment, intangible assets and other noncurrent assets	26,274	26,823
Goodwill	32,759	31,678
Accounts payable, accrued expenses and other liabilities	133,977	122,891
Noncurrent loans to related parties	12,998	12,998
Equity	74,302	79,414
Revenue	$ (203,333)	$ (205,858)	$ (195,296)